Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 25,828,215	$ 29,058,093
Trade notes and accounts receivable, net	13,093,011	12,343,797
Other accounts and notes receivable, net	1,026,218	818,168
Income taxes receivable	7,261,999	5,054,080
Other recoverable taxes	9,417,978	6,783,231
Derivative financial instruments	127
Due from related parties	874,852	786,952
Transmission rights and programming	7,591,669	6,396,214
Inventories	2,212,859	1,641,300
Contract costs	1,782,723	1,598,447
Other current assets	4,169,299	4,580,793
Total current assets	73,258,950	69,061,075
Non-current assets:
Trade notes and accounts receivable, net of current portion	385,060
Derivative financial instruments	133,197
Transmission rights and programming	12,841,026	7,982,796
Investments in financial instruments	6,076,079	7,002,712
Investments in associates and joint ventures	26,704,235	22,813,531
Property, plant and equipment, net	87,922,126	83,281,627
Right-of-use assets, net	7,604,567	7,212,165
Intangible assets and goodwill, net	42,255,881	42,724,218
Deferred income tax assets	33,173,148	27,999,693
Contract costs	3,215,591	2,943,110
Other assets	172,221	225,405
Total non-current assets	220,483,131	202,185,257
Total assets	293,742,081	271,246,332
Current liabilities:
Current portion of long-term debt	4,106,432	616,991
Interest payable	2,034,577	1,934,656
Current portion of lease liabilities	1,478,382	1,277,754
Derivative financial instruments	149,087	2,016,952
Trade accounts payable and accrued expenses	22,874,341	21,943,227
Customer deposits and advances	8,998,556	5,935,858
Income taxes payable	7,680,800	2,013,648
Other taxes payable	4,416,960	4,463,336
Employee benefits	2,332,260	1,262,627
Due to related parties	82,070	83,007
Other current liabilities	2,516,057	2,161,610
Total current liabilities	56,669,522	43,709,666
Non-current liabilities:
Long-term debt, net of current portion	121,685,710	121,935,980
Lease liabilities, net of current portion	8,202,177	8,014,597
Derivative financial instruments	23,798	1,459,271
Income taxes payable	104,825	767,115
Deferred income tax liabilities	2,210,609	1,786,311
Post-employment benefits	1,913,680	2,080,651
Other long-term liabilities	6,407,696	3,553,708
Total non-current liabilities	140,548,495	139,597,633
Total liabilities	197,218,017	183,307,299
EQUITY
Capital stock	4,836,708	4,907,765
Additional paid-in capital	15,889,819	15,889,819
Retained earnings	88,218,188	84,280,397
Accumulated other comprehensive loss, net	(13,621,992)	(15,556,848)
Shares repurchased	(14,205,061)	(16,079,124)
Equity attributable to stockholders of the Company	81,117,662	73,442,009
Non-controlling interests	15,406,402	14,497,024
Total equity	96,524,064	87,939,033
Total liabilities and equity	$ 293,742,081	$ 271,246,332